Notes and Amounts Receivable for Equity Issued (Tables)	3 Months Ended
Mar. 31, 2023
Notes And Amounts Receivable For Equity Issued
Schedule of Notes and Amounts Receivable for the Equity Issued
	March 31, 2023	December 31, 2022
Notes receivable	$1,000,122	$1,000,122
Amounts receivable	20,575	61,940
	1,020,697	$1,062,062

Schedule of Notes and Other Receivables

The following is a continuity of the Company’s notes and other receivables:

	Notes receivable	Amounts receivable	Total
Balance, December 31, 2021	$1,158,832	$34,809	$1,193,641
Additions	-	51,659	51,659
Repayments	(136,611)	(24,528)	(161,139)
Write-off	(22,099)	-	(22,099)
Balance, December 31, 2022	1,000,122	61,940	1,062,062
Repayments	-	(41,365)	(41,365)
Balance, March 31, 2023	$1,000,122	$20,575	$1,020,697